Taxes (Details) - Schedule of income (loss) before provision for income taxes is attributable to the following geographic location - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes (Details) - Schedule of income (loss) before provision for income taxes is attributable to the following geographic location [Line Items]
Total	$ (11,951,945)	$ (6,579,592)	$ 5,118,922
PRC [Member]
Taxes (Details) - Schedule of income (loss) before provision for income taxes is attributable to the following geographic location [Line Items]
Total	(8,944,657)	(4,549,717)	6,108,951
Cayman and Hong Kong [Member]
Taxes (Details) - Schedule of income (loss) before provision for income taxes is attributable to the following geographic location [Line Items]
Total	$ (3,007,288)	$ (2,029,875)	$ (990,029)